Schedule of revenue by geographic area (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Revenue	¥ 13,569,483	¥ 13,065,824	¥ 12,547,445
The PRC [Member]
Total Revenue	10,238,018	10,533,327	10,410,574
Indonesia [Member]
Total Revenue	2,039,063	1,887,770	1,885,586
PHILIPPINES
Total Revenue	1,192,287	639,510	251,719
Others [Member]
Total Revenue	¥ 100,115	¥ 5,217	¥ (434)